Basis of Presentation and General Information (Details)	Jun. 08, 2023	May 03, 2023	Dec. 22, 2022	Jun. 30, 2023 $ / shares shares	Jun. 07, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Apr. 14, 2021 $ / shares shares
Basis of Presentation and General Information [Abstract]
Common stock, shares authorized (in shares) | shares				1,000,000,000	1,000,000,000	1,000,000,000	500
Common stock, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares) | shares				100,000,000	100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01	$ 0.01
Reverse stock split ratio	0.05	0.05	0.1